Note 2 - Going Concern and Management's Plan (Details Textual)			3 Months Ended		12 Months Ended
	Mar. 26, 2018 USD ($) $ / shares shares	Apr. 27, 2017 USD ($) shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 24, 2017 USD ($)	Mar. 31, 2018 USD ($)		Mar. 25, 2017 USD ($)	Apr. 01, 2018 USD ($)	Mar. 13, 2014 USD ($)
Net Income (Loss) Attributable to Parent, Total			$ (287,000)	$ (1,258,000)	$ (3,101,000)		$ (1,546,000)
Retained Earnings (Accumulated Deficit), Ending Balance			(27,793,000)		(28,682,000)		(25,581,000)	$ (27,506,000)
Working Capital					(386,000)		620,000
Line of Credit, Current			552,000		552,000	[1]	582,000
Line of Credit Facility, Remaining Borrowing Capacity			143,000		77,000
Proceeds from Issuance of Convertible Preferred Stock, Net of Issuance Costs			$ 205,000		$ 993,000
Series E Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues | shares	43,800		8,800
Preferred Stock, Dividend Rate, Percentage	6.00%
Issuance of Stock, Number of Investors	15
Shares Issued, Price Per Share | $ / shares	$ 25		$ 25
Proceeds from Issuance of Convertible Preferred Stock	$ 1,095,000		$ 220,000
Proceeds from Issuance of Convertible Preferred Stock, Net of Issuance Costs	$ 1,000,000
Convertible Preferred Stock, Conversion Price Per Share | $ / shares	$ 0.25
Convertible Preferred Stock, Shares Issued upon Conversion | shares	100
PFG Loan [Member]
Debt Instrument, Face Amount		$ 1,500,000							$ 2,000,000
Debt Instrument, Modification Agreement, Conditions, Gross Proceeds from Sale of Convertible Preferred Stock	$ 1,000,000
Stock Issued During Period, Shares, New Issues | shares		190,000

[1]	Derived from the audited consolidated financial statements as of and for the fiscal year ended March 31, 2018.